Financial Risk Management and Fair Value of Financial Instruments - Disclosure of Credit Risk Exposure (Details) - Trade receivables, amounts due from related parties, contract assets and receivables from payments made on behalf of customers - Credit risk - CNY (¥)
¥ in Thousands
	Dec. 31, 2025	Dec. 31, 2024
Carrying amount
Financial risk management and fair value of financial instruments
Financial assets	¥ 602,062	¥ 407,251
Provision on individual basis
Financial risk management and fair value of financial instruments
Financial assets	(1,200)	(1,410)
ECLs
Financial risk management and fair value of financial instruments
Financial assets	(95,110)	(79,634)
Loss allowance
Financial risk management and fair value of financial instruments
Financial assets	¥ (96,310)	¥ (81,044)
Within 1 year
Financial risk management and fair value of financial instruments
Weighted average loss rates	3.50%	8.90%
Within 1 year | Carrying amount
Financial risk management and fair value of financial instruments
Financial assets	¥ 393,273	¥ 242,657
Within 1 year | ECLs
Financial risk management and fair value of financial instruments
Financial assets	(13,748)	(21,628)
Within 1 year | Loss allowance
Financial risk management and fair value of financial instruments
Financial assets	¥ (13,748)	¥ (21,628)
1 to 2 years
Financial risk management and fair value of financial instruments
Weighted average loss rates	13.70%	20.50%
1 to 2 years | Carrying amount
Financial risk management and fair value of financial instruments
Financial assets	¥ 112,003	¥ 59,470
1 to 2 years | ECLs
Financial risk management and fair value of financial instruments
Financial assets	(15,327)	(12,195)
1 to 2 years | Loss allowance
Financial risk management and fair value of financial instruments
Financial assets	¥ (15,327)	¥ (12,195)
More than 2 years
Financial risk management and fair value of financial instruments
Weighted average loss rates	68.20%	43.60%
More than 2 years | Carrying amount
Financial risk management and fair value of financial instruments
Financial assets	¥ 96,786	¥ 105,124
More than 2 years | Provision on individual basis
Financial risk management and fair value of financial instruments
Financial assets	(1,200)	(1,410)
More than 2 years | ECLs
Financial risk management and fair value of financial instruments
Financial assets	(66,035)	(45,811)
More than 2 years | Loss allowance
Financial risk management and fair value of financial instruments
Financial assets	¥ (67,235)	¥ (47,221)